Financial information by segment, Assets and liabilities by geography (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Assets allocated [Abstract]
Contracted concessional assets	$ 8,359,776	$ 8,549,181
Investments carried under the equity method	135,496	53,419
Current financial investments	252,473	240,834
Cash and cash equivalents (project companies)	576,066	631,542	$ 657,212	$ 669,387
Total assets	9,863,900	9,919,031
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,997,420	5,091,114
Grants and other liabilities	1,649,971	1,658,126
Long-term and short-term corporate debt	689,592	684,073
Total liabilities	8,122,645	8,162,919
Equity	1,741,255	1,756,112	$ 1,864,234	$ 1,884,967
Total liabilities and equity	9,863,900	9,919,031
North America [Member]
Assets allocated [Abstract]
Contracted concessional assets	3,377,228	3,453,652
Investments carried under the equity method	79,119	0
Current financial investments	157,083	147,213
Cash and cash equivalents (project companies)	146,237	195,678
Total assets	3,759,667	3,796,543
Liabilities allocated [Abstract]
Long-term and short-term project debt	1,708,966	1,725,961
Grants and other liabilities	1,509,206	1,527,724
Total liabilities	3,218,172	3,253,685
South America [Member]
Assets allocated [Abstract]
Contracted concessional assets	1,193,156	1,210,624
Investments carried under the equity method	0	0
Current financial investments	61,827	61,959
Cash and cash equivalents (project companies)	41,704	41,316
Total assets	1,296,687	1,313,899
Liabilities allocated [Abstract]
Long-term and short-term project debt	891,278	900,801
Grants and other liabilities	7,382	7,550
Total liabilities	898,660	908,351
EMEA [Member]
Assets allocated [Abstract]
Contracted concessional assets	3,789,392	3,884,905
Investments carried under the equity method	56,377	53,419
Current financial investments	31,499	30,080
Cash and cash equivalents (project companies)	280,849	287,456
Total assets	4,158,117	4,255,860
Liabilities allocated [Abstract]
Long-term and short-term project debt	2,397,176	2,464,352
Grants and other liabilities	133,383	122,852
Total liabilities	2,530,559	2,587,204
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional assets	8,359,776	8,549,181
Investments carried under the equity method	135,496	53,419
Current financial investments	250,409	239,252
Cash and cash equivalents (project companies)	468,790	524,450
Total assets	9,214,471	9,366,302
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,997,420	5,091,114
Grants and other liabilities	1,649,971	1,658,126
Total liabilities	6,647,391	6,749,240
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	228,932	188,736
Other current assets (including cash and cash equivalents at holding company level)	420,497	363,993
Total assets	649,429	552,729
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	689,592	684,073
Other non-current liabilities	603,953	523,827
Other current liabilities	181,709	205,779
Total liabilities	1,475,254	1,413,679
Equity	1,741,255	1,756,112
Total liabilities and equity	$ 3,216,509	$ 3,169,791